Label	Element	Value
Amplify Samsung SOFR ETF | SOF REPO 04/01/25 4.45% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	42.20%
Amplify Samsung SOFR ETF | SOF REPO 04/01/25 4.45% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	29.70%
Amplify Samsung SOFR ETF | SOF REPO 04/01/25 4.45% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	28.10%
Amplify Samsung SOFR ETF | Invesco Government & Agency Portfolio - Class Institutional [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%